RELATED PARTY TRANSACTIONS (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
RELATED PARTY TRANSACTIONS
Amounts charged to the Company for transportation services	$ 572		$ 721		$ 644
Purchase of natural gas by wholly owned subsidiaries	322		142		98
Sale of natural gas by wholly owned subsidiaries	122		60		49
Revenue from contract with customer	21,150
Affiliate loan receivable	$ 0		0
Minimum
RELATED PARTY TRANSACTIONS
Annual interest rate on the loans (as a percent)	4.00%	4.00%
Maximum
RELATED PARTY TRANSACTIONS
Annual interest rate on the loans (as a percent)	8.00%	8.00%
Cost Recoveries
RELATED PARTY TRANSACTIONS
Revenue from related parties	$ 104	$ 80	88	$ 68
Vector Pipeline joint venture
RELATED PARTY TRANSACTIONS
Revenue from related parties	7		14		$ 7
Spectra Energy Corp | Reimbursed Maintenance Expenses
RELATED PARTY TRANSACTIONS
Revenue from related parties	28	22	10	8
Other affiliates
RELATED PARTY TRANSACTIONS
Affiliate loan receivable	769		275
Natural Gas, Midstream | DCP Midstream, LLC
RELATED PARTY TRANSACTIONS
Revenue from contract with customer	52	40	47	36
Natural Gas, Storage | DCP Midstream, LLC
RELATED PARTY TRANSACTIONS
Revenue from contract with customer	$ 14	$ 11	$ 4	$ 3